Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure
3.	Intangible Assets

Intangible assets consist of the following:

	2012	2011

Patents	$208,943	$208,943
Less: accumulated amortization	79,985	63,316

Intangible assets, net	$128,958	$145,627

Amortization expense was $16,669, $16,466, and $83,446 for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, respectively.